Income Taxes - Schedule of Components of Income Tax Expense (Benefit) (Details) (10K) (Parenthetical)	6 Months Ended	12 Months Ended
	Mar. 31, 2020	Sep. 30, 2019	Sep. 30, 2018
Income Tax Disclosure [Abstract]
Effective tax rate	15.00%	15.00%	15.00%